Filed Pursuant to Rule 497(e)
1933 Act File No. 333-215588
1940 Act File No. 811-23226
Clough Long/Short Equity ETF (CBLS)
(the “Fund”)

February 29, 2024

Supplement to the
Prospectus and Statement of Additional Information (“SAI”)
each dated February 29, 2024

Effective as of the beginning of the calendar day on March 4, 2024, the name of the Fund will change from “Clough Long/Short Equity ETF” to “Clough Hedged Equity ETF”. Effective immediately, all references to “Clough Hedged Equity ETF” in the Prospectus, SAI, and all other Fund-related materials, are deleted and replaced with “Clough Long/Short ETF” until the end of the calendar day on March 3, 2024.

As of the end of the calendar day on March 3, 2024, this Supplement will expire, and all references to “Clough Long/Short Equity ETF” in the Prospectus, SAI, and all other Fund-related materials, including the Fund’s website, will be replaced with “Clough Hedged Equity ETF”.

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Please retain this Supplement with your Prospectus, and SAI for future reference.
This Supplement will expire at the end of the calendar day on March 3, 2024.